[GRAPHIC]

                                                 Semiannual Report June 30, 2001


Oppenheimer

Capital Appreciation Fund/VA

A Series of Oppenheimer Variable Account Funds



                                               [LOGO]    Oppenheimer Funds(R)
                                                         The Right Way to Invest

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Oppenheimer Variable Account Funds--Oppenheimer Capital Appreciation Fund/VA
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Objective

Oppenheimer Capital Appreciation Fund/VA, a series of Oppenheimer Variable Account Funds, seeks capital appreciation from investments in securities in well-known and established companies.

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Narrative by Jane Putnam, Portfolio Manager

Oppenheimer Capital Appreciation Fund/VA provided a cumulative total return of -4.88% for the six-month period that ended June 30, 2001.(1)

     While we would, of course, always prefer to deliver positive returns to our investors, our disciplined, growth-at-a-reasonable-price investment strategy enabled us to generally maintain the Fund's net asset value over the six-month period ended June 30, 2001, in contrast to sharp declines suffered by our benchmark, the S&P 500 Index, and many of our peers. We attribute the Fund's strong relative performance to two primary factors. First was our success in finding good investment opportunities among defensive stocks in companies we believed were likely to exhibit growth despite a slowing economic environment. Second was our timely move to take advantage of attractive prices in cyclical stocks that were hurt by the economic slowdown.

     During the past six months, the U.S. economy's expansion continued to slow in the face of reduced levels of corporate spending, rising energy prices and declining consumer confidence. These conditions caused revenues and earnings to fall short of expectations across a wide range of traditional growth-oriented industries. For the first few months of 2001, investors turned to more defensive industries that appeared likely to continue growing despite the economic slowdown. However, during the second quarter of 2001, growth-oriented stocks rebounded from their earlier lows as investors hunted for bargains in anticipation of renewed economic growth. Defensive stocks tended to suffer in this environment.

     Our investment strategy remained consistently focused on seeking individual stocks offering attractive growth potential at a reasonable price. During the first quarter of 2001, we emphasized companies with a track record of delivering moderate but steady earnings, and with strong prospects of continuing to deliver consistent earnings in a slowing economy. Our largest areas of investment included technology, consumer staples, financials and healthcare. In technology, we held positions in software and electronics companies that we believed were well positioned to continue growing despite the challenging economic environment. In consumer staples, we built a relatively large position in cable companies, such as Comcast Corp.(2) Such companies exhibit both defensive and growth characteristics because cable subscription rates tend to remain relatively strong during weak economic times, while demand is growing for a new generation of digital communications products. Among financials and healthcare, we invested primarily in relatively safe, defensive entities, including government agencies, such as Freddie Mac; and major pharmaceutical companies, such as Pfizer, Inc.



In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.

(1) Includes changes in net asset value per share and reinvestment of dividends and capital gains distributions and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.

(2) Holdings are subject to change. The Fund's investment strategies and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Shares of Oppenheimer funds are not deposits or obligations of any banks, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


2                    Oppenheimer Capital Appreciation Fund/VA

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Oppenheimer Variable Account Funds--Oppenheimer Capital Appreciation Fund/VA
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In April, we began to shift some of the Fund's assets into "cyclical"
stocks that had been badly hurt by the slowing economic environment. Cyclicals are companies that tend to perform especially well in strong economic environments, and relatively poorly in weak environments. Although we had not yet seen evidence of a return to stronger economic growth, experience has shown us that these types of stocks generally experience their strongest upward moves before an economic recovery is clearly established. We invested in a broad range of companies that we believed had excellent prospects for long-term growth and represented attractive values at the prevailing prices. In particular, we focused on companies in the technology, retail, and media and entertainment sectors, most of which performed well during the second quarter of 2001. For example, stock in media conglomerate AOL-Time Warner, Inc. rose more than 50% between early April and late May 2001. By contrast, the performance of our remaining defensive holdings in the financial and healthcare sectors suffered as the market shifted in favor of bargain hunters.

     As of the end of the six-month period, we have shifted to a neutral bias with regard to cyclical and defensive stocks. The prices of most cyclical stocks have risen to the point at which they no longer represent obvious bargains, in light of the market's uncertainties. While falling interest rates are creating a more favorable environment for economic growth, there is no way to tell if economic growth rates are likely to respond before 2002. Accordingly, we are closely watching corporate earnings for signs of growth, while focusing on individual companies that we believe are well positioned to meet or exceed expectations.

     Going forward, we remain rigorously committed to our fundamental approach of seeking growth at the right price. In today's volatile economic environment, we believe our disciplined approach and emphasis on selecting stocks one company at a time should serve investors well. That's why Oppenheimer Capital Appreciation Fund/VA continues to be part of The Right Way to Invest.


                    Oppenheimer Capital Appreciation Fund/VA                   3

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Statement of Investments  June 30, 2001 (Unaudited)
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
                                                                    Market Value
                                                      Shares        See Note 1
================================================================================
Common Stocks--88.8%
--------------------------------------------------------------------------------
Basic Materials--0.6%
--------------------------------------------------------------------------------
Chemicals--0.4%
Dow Chemical Co.                                         82,161     $  2,731,853
--------------------------------------------------------------------------------
IMC Global, Inc.                                        101,000        1,030,200
--------------------------------------------------------------------------------
PPG Industries, Inc.                                    106,000        5,572,420
--------------------------------------------------------------------------------
                                                                       9,334,473

--------------------------------------------------------------------------------
Metals--0.2%
Alcoa, Inc.                                              99,000        3,900,600
--------------------------------------------------------------------------------
Capital Goods--7.5%
--------------------------------------------------------------------------------
Aerospace/Defense--0.4%
Boeing Co.                                               71,000        3,947,600
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                   46,600        3,732,660
                                                                    ------------
                                                                       7,680,260
--------------------------------------------------------------------------------
Electrical Equipment--1.8%
Emerson Electric Co.                                    265,000       16,032,500
--------------------------------------------------------------------------------
General Electric Co.                                    185,000        9,018,750
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                         553,000       12,719,000
                                                                    ------------
                                                                      37,770,250
--------------------------------------------------------------------------------
Industrial Services--1.1%
Waste Management, Inc.                                  735,000       22,652,700
--------------------------------------------------------------------------------
Manufacturing--4.2%
Flextronics International Ltd.(1)                       648,000       16,919,280
--------------------------------------------------------------------------------
Honeywell International, Inc.                           212,000        7,417,880
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc.(1)                    80,000        3,460,000
--------------------------------------------------------------------------------
Millipore Corp.                                          99,000        6,136,020
--------------------------------------------------------------------------------
Sanmina Corp.(1)                                      1,312,300       30,720,943
--------------------------------------------------------------------------------
Tyco International Ltd.                                 357,988       19,510,346
--------------------------------------------------------------------------------
United Technologies Corp.                                64,000        4,688,640
                                                                    ------------
                                                                      88,853,109
--------------------------------------------------------------------------------
Communication Services--1.2%
--------------------------------------------------------------------------------
Telecommunications:Long Distance--0.2%
WorldCom, Inc.-WorldCom Group(1)                        240,000        3,408,000
--------------------------------------------------------------------------------
Telecommunications:Wireless--1.0%
Amdocs Ltd.(1)                                          135,400        7,291,290
--------------------------------------------------------------------------------
Vodafone Group plc, Sponsored ADR                       598,700       13,380,945
                                                                    ------------
                                                                      20,672,235
--------------------------------------------------------------------------------
Consumer Cyclicals--9.9%
--------------------------------------------------------------------------------
Autos & Housing--0.9%
Centex Corp.                                            205,230        8,363,123
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                             171,050        5,559,125
--------------------------------------------------------------------------------
Ford Motor Co.                                          209,000        5,130,950
                                                                    ------------
                                                                      19,053,198


4                   Oppenheimer Capital Appreciation Fund/VA

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Statement of Investments  (Unaudited) (Continued)
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
                                                                    Market Value
                                                      Shares        See Note 1
--------------------------------------------------------------------------------
Consumer Services--1.3%
Omnicom Group, Inc.                                     311,000     $ 26,746,000
--------------------------------------------------------------------------------
Leisure & Entertainment--2.3%
Carnival Corp.                                          847,000       26,002,900
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                   250,000       11,770,000
--------------------------------------------------------------------------------
Host Marriott Corp.                                     775,000        9,703,000
                                                                    ------------
                                                                      47,475,900
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Media--2.4%
McGraw-Hill, Inc.                                       295,000       19,514,250
--------------------------------------------------------------------------------
News Corp. Ltd. (The), Sponsored ADR                    824,000       30,611,600
                                                                    ------------
                                                                      50,125,850
--------------------------------------------------------------------------------
Retail: Specialty--3.0%
Gap, Inc.                                               780,000       22,620,000
--------------------------------------------------------------------------------
Home Depot, Inc.                                        177,000        8,239,350
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                       335,000       14,066,650
--------------------------------------------------------------------------------
Rite Aid Corp.(1)                                       370,000        3,330,000
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Target Corp.                                            130,900        4,529,140
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Tiffany & Co.                                           318,000       11,517,960
                                                                    ------------
                                                                      64,303,100
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Consumer Staples--15.7%
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Beverages--2.0%
Anheuser-Busch Cos., Inc.                               595,000       24,514,000
--------------------------------------------------------------------------------
PepsiCo, Inc.                                           418,000       18,475,600
                                                                    ------------
                                                                      42,989,600
--------------------------------------------------------------------------------
Broadcasting--8.1%
Adelphia Communications Corp., Cl. A(1)                 327,500       13,427,500
--------------------------------------------------------------------------------
Cablevision Systems Corp., Cl. A(1)                     309,000       18,076,500
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.(1)                   618,000       38,748,600
--------------------------------------------------------------------------------
Comcast Corp., Cl. A Special(1)                       1,615,000       70,091,000
--------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares(1)              247,000        6,891,300
--------------------------------------------------------------------------------
Hispanic Broadcasting Corp.(1)                          423,000       12,135,870
--------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A(1)                265,000       11,336,700
                                                                    ------------
                                                                     170,707,470
--------------------------------------------------------------------------------
Entertainment--3.4%
Royal Caribbean Cruises Ltd.                            945,000       20,893,950
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                                  980,000       50,715,000
                                                                    ------------
                                                                      71,608,950
--------------------------------------------------------------------------------
Food--0.1%
Sysco Corp.                                              90,000        2,443,500
--------------------------------------------------------------------------------
Food & Drug Retailers--2.1%
CVS Corp.                                               321,000       12,390,600
--------------------------------------------------------------------------------
Kroger Co. (The)(1)                                     397,000        9,925,000
--------------------------------------------------------------------------------
Safeway, Inc.(1)                                        463,600       22,252,800
                                                                    ------------
                                                                      44,568,400


                    Oppenheimer Capital Appreciation Fund/VA                   5

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Statement of Investments (Unaudited) (Continued)
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
                                                                    Market Value
                                                      Shares        See Note 1
--------------------------------------------------------------------------------
Energy--5.7%
--------------------------------------------------------------------------------
Energy Services--1.7%
BJ Services Co.(1)                                      340,000     $  9,649,200
--------------------------------------------------------------------------------
Coflexip SA, Sponsored ADR                               41,700        3,147,269
--------------------------------------------------------------------------------
Halliburton Co.                                         312,000       11,107,200
--------------------------------------------------------------------------------
Noble Drilling Corp.(1)                                 127,500        4,175,625
--------------------------------------------------------------------------------
Philadelphia Suburban Corp.                              28,840          735,420
--------------------------------------------------------------------------------
Rowan Cos., Inc.(1)                                     185,000        4,088,500
--------------------------------------------------------------------------------
Schlumberger Ltd.                                        59,900        3,153,735
                                                                    ------------
                                                                      36,056,949
--------------------------------------------------------------------------------
Oil: Domestic--2.6%
Amerada Hess Corp.                                      251,000       20,280,800
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       388,000       33,891,800
                                                                    ------------
                                                                      54,172,600
                                                                    ------------
Oil: International--1.4%
TotalFinaElf SA, Sponsored ADR                          378,000       26,535,600
Varco International, Inc.(1)                            210,000        3,908,100
                                                                    ------------
                                                                      30,443,700
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Financial--11.5%
--------------------------------------------------------------------------------
Banks--1.5%
Bank of America Corp.                                   202,000       12,126,060
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                 423,000       18,865,800
                                                                    ------------
                                                                      30,991,860
--------------------------------------------------------------------------------
Diversified Financial--6.7%
Citigroup Inc.                                        1,060,000       56,010,400
--------------------------------------------------------------------------------
Concord EFS, Inc.(1)                                    166,700        8,670,067
--------------------------------------------------------------------------------
Fannie Mae                                              180,000       15,327,000
--------------------------------------------------------------------------------
Freddie Mac                                             475,000       33,250,000
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                  384,500        5,882,850
--------------------------------------------------------------------------------
USA Education, Inc.                                     305,700       22,316,100
                                                                    ------------
                                                                     141,456,417
--------------------------------------------------------------------------------
Insurance--2.3%
American International Group, Inc.                      302,250       25,993,500
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                    70,000        5,236,000
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                  210,000       17,241,000
                                                                    ------------
                                                                      48,470,500
--------------------------------------------------------------------------------
Real Estate Investment Trusts--0.8%
Boston Properties, Inc.                                 327,000       13,374,300
--------------------------------------------------------------------------------
Equity Office Properties Trust                          141,000        4,459,830
                                                                    ------------
                                                                      17,834,130
--------------------------------------------------------------------------------
Savings & Loans--0.2%
Golden West Financial Corp.                              80,000        5,139,200


6                   Oppenheimer Capital Appreciation Fund/VA

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--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------



                                                                    Market Value
                                                      Shares        See Note 1
--------------------------------------------------------------------------------
Healthcare--8.8%
--------------------------------------------------------------------------------
Healthcare/Drugs--5.1%
Andrx Group(1)                                           82,570     $  6,357,890
--------------------------------------------------------------------------------
GlaxoSmithKline plc, ADR                                240,000       13,488,000
--------------------------------------------------------------------------------
HCA, Inc.                                               105,000        4,744,950
--------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(1)                            60,900        4,122,321
--------------------------------------------------------------------------------
Johnson & Johnson                                       748,680       37,434,000
--------------------------------------------------------------------------------
Perrigo Co.(1)                                          225,000        3,755,250
--------------------------------------------------------------------------------
Pfizer, Inc.                                            804,000       32,200,200
--------------------------------------------------------------------------------
Serono SA, Sponsored ADR                                245,000        6,112,750
                                                                    ------------
                                                                     108,215,361
--------------------------------------------------------------------------------
Healthcare/Supplies & Services--3.7%
Applera Corp./Applied Biosystems Group                  254,000        6,794,500
--------------------------------------------------------------------------------
Biomet, Inc.                                            301,600       14,494,896
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                   113,000        7,797,000
--------------------------------------------------------------------------------
Covance, Inc.(1)                                        100,000        2,265,000
--------------------------------------------------------------------------------
McKesson HBOC, Inc.                                     285,000       10,579,200
--------------------------------------------------------------------------------
Medtronic, Inc.                                         340,000       15,643,400
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                       166,000        4,569,980
--------------------------------------------------------------------------------
Stryker Corp.                                           250,000       13,712,500
--------------------------------------------------------------------------------
Trigon Healthcare, Inc.(1)                               40,000        2,594,000
                                                                    ------------
                                                                      78,450,476
--------------------------------------------------------------------------------
Technology--23.4%
--------------------------------------------------------------------------------
Computer Hardware--0.4%
Read-Rite Corp.(1)                                       77,000          404,250
--------------------------------------------------------------------------------
SanDisk Corp.(1)                                        288,000        8,032,320
--------------------------------------------------------------------------------
Seagate Technology International, Inc.
(escrow shares)(1)(2)                                   325,000               --
                                                                    ------------
                                                                       8,436,570
--------------------------------------------------------------------------------
Computer Services--0.6%
First Data Corp.                                        162,000       10,408,500
--------------------------------------------------------------------------------
Fiserv, Inc.(1)                                          39,070        2,499,699
                                                                    ------------
                                                                      12,908,199
--------------------------------------------------------------------------------
Computer Software--12.0%
AOL Time Warner, Inc.(1)                              1,847,000       97,891,000
--------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                         382,300        7,122,249
--------------------------------------------------------------------------------
Check Point Software Technologies Ltd.(1)               286,400       14,483,248
--------------------------------------------------------------------------------
Electronic Arts, Inc.(1)                                302,800       17,532,120
--------------------------------------------------------------------------------
McData Corp., Cl. A(1)                                  155,000        2,720,250
--------------------------------------------------------------------------------
Microsoft Corp.(1)                                      967,100       70,598,300
--------------------------------------------------------------------------------
Oracle Corp.(1)                                         400,000        7,600,000
--------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                     270,000       13,292,100
--------------------------------------------------------------------------------
Sybase, Inc.(1)                                         224,500        3,693,025
--------------------------------------------------------------------------------
Veritas Software Corp.(1)                               281,123       18,703,113
                                                                    ------------
                                                                     253,635,405


                    Oppenheimer Capital Appreciation Fund/VA                   7

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                  Market Value
                                                      Shares      See Note 1
--------------------------------------------------------------------------------
Communications Equipment--4.8%
CIENA Corp.(1)                                          210,000   $    7,980,000
--------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                1,183,000       21,530,600
--------------------------------------------------------------------------------
Extreme Networks, Inc.(1)                               392,500       11,578,750
--------------------------------------------------------------------------------
L.M. Ericsson Telephone Co., ADR, Cl. B                 335,000        1,815,700
--------------------------------------------------------------------------------
Lucent Technologies, Inc.                               624,000        3,868,800
--------------------------------------------------------------------------------
Newport Corp.                                           132,000        3,498,000
--------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                  1,450,000       31,958,000
--------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                       345,000       20,175,600
                                                                  --------------
                                                                     102,405,450
--------------------------------------------------------------------------------
Electronics--5.6%
Analog Devices, Inc.(1)                                 161,000        6,963,250
--------------------------------------------------------------------------------
Atmel Corp.(1)                                        1,156,900       15,606,581
--------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                          442,000       10,541,700
--------------------------------------------------------------------------------
International Rectifier Corp.(1)                        245,000        8,354,500
--------------------------------------------------------------------------------
Micron Technology, Inc.(1)                              451,000       18,536,100
--------------------------------------------------------------------------------
Motorola, Inc.                                           80,000        1,324,800
--------------------------------------------------------------------------------
National Semiconductor Corp.(1)                         359,000       10,454,080
--------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                               686,000       18,501,420
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                 282,000        8,883,000
--------------------------------------------------------------------------------
Thermo Electron Corp.(1)                                117,000        2,576,340
--------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                          355,000        7,469,200
--------------------------------------------------------------------------------
Waters Corp.(1)                                         332,990        9,193,854
                                                                    ------------
                                                                     118,404,825
--------------------------------------------------------------------------------
Transportation--1.3%
--------------------------------------------------------------------------------
Railroads & Truckers--1.1%
Canadian Pacific Ltd.                                   600,000       23,250,000
--------------------------------------------------------------------------------
Shipping--0.2%
Expeditors International of Washington, Inc.             85,000        5,099,915
--------------------------------------------------------------------------------
Utilities--3.2%
Electric Utilities--1.4%
Duke Energy Corp.                                       457,900       17,862,679
--------------------------------------------------------------------------------
Mirant Corp.(1)                                         105,600        3,632,640
--------------------------------------------------------------------------------
Potomac Electric Power Co.                              165,000        3,451,800
--------------------------------------------------------------------------------
Southern Co.                                            171,000        3,975,750
--------------------------------------------------------------------------------
                                                                      28,922,869
--------------------------------------------------------------------------------
Gas Utilities--1.8%
El Paso Corp.                                           457,930       24,059,642
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                      76,000        3,819,000
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                               315,000       10,379,250
                                                                    ------------
                                                                      38,257,892
                                                                    ------------
Total Common Stocks (Cost $1,805,636,617)                          1,876,845,913


8                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------



                                                                                          Principal          Market Value
                                                                                          Amount             See Note 1
===========================================================================================================================
U.S. Government Obligations--0.5%
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 6.375%, 4/30/02 (Cost $9,956,306)                                      $ 10,000,000      $   10,207,560
===========================================================================================================================
Repurchase Agreements--10.6%
---------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banque Nationale De Paris, 3.96%, dated 6/29/01, to be repurchased at $223,831,840 on 7/2/01, collateralized by U.S. Treasury Bonds,
5.50%-8.75%, 5/15/20-8/15/28, with a value of $112,278,383, U.S. Treasury Nts.,
4%-6.375%, 12/31/01-11/15/04, with a value of $61,105,773 and U.S. Treasury Bills,
9/27/01, with a value of $55,426,314 (Cost $223,758,000)                                    223,758,000         223,758,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $2,039,350,923)                                                  99.9%      2,110,811,473
---------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                     0.1           2,070,693
                                                                                           ------------      --------------
Net Assets                                                                                        100.0%     $2,112,882,166
                                                                                           ============      ==============


(1) Non-income-producing security.

(2) Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


                    Oppenheimer Capital Appreciation Fund/VA                   9

--------------------------------------------------------------------------------
Statement of Assets and Liabilities June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


============================================================================================================
Assets
Investments, at value (including repurchase agreement of $223,758,000)
(cost $2,039,350,923)--see accompanying statement                                             $2,110,811,473
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                  20,279,298
Shares of beneficial interest sold                                                                 1,467,174
Interest and dividends                                                                             1,171,285
Other                                                                                                  7,499
                                                                                              --------------
Total assets                                                                                   2,133,736,729
============================================================================================================
Liabilities
Bank overdraft                                                                                         1,183
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                             20,203,395
Shares of beneficial interest redeemed                                                               467,447
Shareholder reports                                                                                   83,782
Trustees' compensation                                                                                     8
Other                                                                                                 98,748
                                                                                              --------------
Total liabilities                                                                                 20,854,563
============================================================================================================
Net Assets                                                                                    $2,112,882,166
                                                                                              ==============
============================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                    $       53,091
------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     2,026,615,943
------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                              7,278,799
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions              7,473,784
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                          71,460,549
                                                                                              --------------
Net assets--applicable to 53,091,494 shares of beneficial interest outstanding                $2,112,882,166
                                                                                              ==============
============================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                      $        39.80


See accompanying Notes to Financial Statements.

10                  Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Operations for the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------



============================================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $70,732)                                        $   7,482,675
------------------------------------------------------------------------------------------------------------
Interest                                                                                           6,862,905
                                                                                               -------------
Total income                                                                                      14,345,580
============================================================================================================
Expenses
Management fees                                                                                    6,651,765
------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                  281,639
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                           10,352
------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                 8,967
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                          2,121
------------------------------------------------------------------------------------------------------------
Other                                                                                                 91,274
                                                                                               -------------
Total expenses                                                                                     7,046,118
Less reduction to custodian expenses                                                                  (3,884)
                                                                                               -------------
Net expenses                                                                                       7,042,234
============================================================================================================
Net Investment Income                                                                              7,303,346
============================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                                       10,287,356
Foreign currency transactions                                                                       (361,163)
                                                                                               -------------
Net realized gain (loss)                                                                           9,926,193
------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on:
Investments                                                                                     (128,872,860)
Translation of assets and liabilities denominated in foreign currencies                              156,438
                                                                                               -------------
Net change                                                                                      (128,716,422)
                                                                                               -------------
Net realized and unrealized gain (loss)                                                         (118,790,229)
============================================================================================================
Net Decrease in Net Assets Resulting from Operations                                           $(111,486,883)
                                                                                               =============

See accompanying Notes to Financial Statements.


                    Oppenheimer Capital Appreciation Fund/VA                  11

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                              Six Months
                                                                              Ended               Year Ended
                                                                              June 30, 2001       December 31,
                                                                              (Unaudited)         2000
================================================================================================================
Operations
Net investment income (loss)                                                  $    7,303,346      $   12,662,038
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                           9,926,193         204,356,085
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                            (128,716,422)       (266,633,600)
                                                                              --------------      --------------
Net increase (decrease) in net assets resulting from operations                 (111,486,883)        (49,615,477)
================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                             (12,638,065)         (2,077,067)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                            (189,649,710)       (110,842,476)
================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                                 330,853,662         833,140,766
================================================================================================================
Net Assets
Total increase                                                                    17,079,004         670,605,746
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                            2,095,803,162       1,425,197,416
                                                                              --------------      --------------
End of period [including undistributed (overdistributed) net investment
income of $7,278,799 and $12,613,518, respectively]                           $2,112,882,166      $2,095,803,162
                                                                              ==============      ==============

See accompanying Notes to Financial Statements.


12                  Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                             Six Months
                                             Ended June 30,
                                             2001             Year Ended December 31,
                                             (Unaudited)      2000          1999         1998           1997            1996
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period         $46.63           $49.84        $36.67       $32.44         $27.24         $23.55
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .13              .27           .06          .13            .25            .15
Net realized and unrealized gain (loss)       (2.59)             .02         14.68         7.28           6.62           5.46
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                    (2.46)             .29         14.74         7.41           6.87           5.61
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income           (.27)            (.06)         (.13)        (.24)          (.15)          (.25)
Distributions from net realized gain          (4.10)           (3.44)        (1.44)       (2.94)         (1.52)         (1.67)
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                               (4.37)           (3.50)        (1.57)       (3.18)         (1.67)         (1.92)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $39.80           $46.63        $49.84       $36.67         $32.44         $27.24
                                             ======           ======        ======       ======         ======         ======
=============================================================================================================================
Total Return, at Net Asset Value(1)           (4.88)%          (0.23)%       41.66%       24.00%         26.68%         25.20%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)      $2,113           $2,096        $1,425       $  769         $  494         $  286
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)             $2,096           $1,922        $1,003       $  609         $  390         $  152
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                          0.70%            0.66%         0.21%        0.50%          1.02%          1.08%
Expenses                                       0.68%            0.67%         0.70%        0.75%(3)       0.75%(3)       0.81%(3)(4)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          30%              38%           56%          56%            66%            65%


(1) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(2) Annualized for periods of less than one full year.

(3) Expense ratio reflects the reduction to custodian expenses.

(4) The expense ratio was 0.79% net of the voluntary reimbursement by the Manager.

See accompanying Notes to Financial Statements.


                    Oppenheimer Capital Appreciation Fund/VA                  13

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


================================================================================

1. Significant Accounting Policies

Oppenheimer Capital Appreciation Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well known, established companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock
Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.


14                  Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================

1. Significant Accounting Policies (continued)

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

Other. The Fund adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund began amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $6,171 decrease to cost of securities and a corresponding $6,171 increase in net unrealized appreciation, based on securities held as of December 31, 2000.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                                    Six Months Ended June 30, 2001     Year Ended December 31, 2000
                                                    ------------------------------     -----------------------------
                                                    Shares        Amount               Shares         Amount
--------------------------------------------------------------------------------------------------------------------
Sold                                                 7,673,594    $327,504,470         20,683,300     $1,046,431,848
Dividends and/or distributions reinvested            5,299,653     202,287,775          2,140,655        112,919,543
Redeemed                                            (4,826,596)   (198,938,583)        (6,472,107)      (326,210,625)
                                                    ----------    ------------         ----------     --------------
Net increase (decrease)                              8,146,651    $330,853,662         16,351,848     $  833,140,766
                                                    ==========    ============         ==========     ==============

================================================================================

3. Purchases and Sales of Securities The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $826,452,442 and $547,612,822, respectively.

================================================================================

4. Fees and Other Transactions with Affiliates Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2001, was an annualized rate of 0.64%.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee.


                    Oppenheimer Capital Appreciation Fund/VA                  15

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================

5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================

6. Illiquid Securities

As of June 30, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


16                  Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
--------------------------------------------------------------------------------


A Series of Oppenheimer Variable Account Funds
================================================================================

Officers and Trustees    James C. Swain, Trustee, CEO and Chairman of the Board
                         Bridget A. Macaskill, Trustee and President
                         William L. Armstrong, Trustee
                         Robert G. Avis, Trustee
                         George C. Bowen, Trustee
                         Edward L. Cameron, Trustee
                         Jon S. Fossel, Trustee
                         Sam Freedman, Trustee
                         C. Howard Kast, Trustee
                         Robert M. Kirchner, Trustee
                         F. William Marshall, Jr., Trustee
                         Jane Putnam, Vice President
                         Andrew J. Donohue, Vice President and Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

================================================================================

Investment Advisor       OppenheimerFunds, Inc.

================================================================================

Transfer Agent           OppenheimerFunds Services

================================================================================

Custodian of
Portfolio Securities     The Bank of New York

================================================================================

Independent Auditors     Deloitte & Touche LLP

================================================================================

Legal Counsel            Myer, Swanson, Adams & Wolf, P.C.


                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         For more complete information about Oppenheimer Capital Appreciation Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.


                         (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

                    Oppenheimer Capital Appreciation Fund/VA                  17